January 26, 2018	Mark C. Amorosi mark.amorosi@klgates.com T +1 202 778 9351

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EQ Advisors Trust – Post-Effective Amendment No. 130 to the Registration Statement on Form N-1A (File Nos. 811-07953 and 333-17217)

Ladies and Gentlemen:

On behalf of EQ Advisors Trust (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, is Post-Effective Amendment No. 130 to the Trust’s Registration Statement on Form N-1A (the “Post-Effective Amendment”) with respect to each series of the Trust (each, a “Portfolio” and together, the “Portfolios”). This transmission includes a conformed signature page, the manually signed original of which is maintained at the office of the Trust.

The Post-Effective Amendment includes three Prospectuses: the Master Prospectus for the Trust (the “Master Prospectus”); the Prospectus for 1290 VT Portfolios (the “1290 VT Prospectus”); and the Prospectus for the AXA Strategic Allocation Series Portfolios, the All Asset Growth-Alt 20 Portfolio and the AXA/Franklin Templeton Allocation Managed Volatility Portfolio (the “Fund-of-Funds Prospectus” and with the Master Prospectus and the 1290 VT Prospectus, the “Prospectuses”) and a Statement of Additional Information (the “SAI”).

The Master Prospectus has been updated (1) to include information regarding investment strategy, sub-adviser, portfolio manager, benchmark, fee and expense changes for certain Portfolios; (2) to include the AXA/AB Dynamic Aggressive Growth Portfolio and the AXA/JPMorgan Strategic Allocation Portfolio, which commenced operations on November 1, 2017, and were previously included in a separate prospectus; and (3) to remove the AXA/Pacific Global Small Cap Value Portfolio, which was merged into another Portfolio of the Trust effective on or about May 19, 2017. The following Portfolio in the Master Prospectus changed its sub-adviser:

Portfolio	Former Sub-Adviser	New Sub-Adviser
AXA/Templeton Global Equity Managed Volatility Portfolio	Templeton Investment Counsel, LLC	Templeton Global Advisors Limited

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January 26, 2018

The 1290 VT Prospectus has been updated (1) to include information regarding investment strategy, sub-adviser, portfolio manager, and fee changes for certain Portfolios; and (2) to include the 1290 VT Multi-Alternative Strategies Portfolio, which commenced operations on November 1, 2017, and was previously included in a separate prospectus. The following Portfolio in the 1290 VT Prospectus changed its sub-adviser:

Portfolio	Former Sub-Adviser	New Sub-Adviser
1290 VT Equity Income Portfolio	Boston Advisors, LLC	Barrow, Hanley, Mewhinney & Strauss, LLC

The Fund-of-Funds Prospectus has been updated (1) to include information regarding fee changes for certain Portfolios; and (2) to remove the All Asset Aggressive – Alt 25 Portfolio, the All Asset Aggressive – Alt 50 Portfolio, and the All Asset Aggressive – Alt 75 Portfolio, which were merged into another Portfolio of the Trust effective on or about May 19, 2017.

The SAI has been updated (1) to include information regarding strategy, sub-adviser, portfolio manager, and fee and expense changes for certain Portfolios; (2) to include the AXA/AB Dynamic Aggressive Growth Portfolio, the AXA/JPMorgan Strategic Allocation Portfolio, and the 1290 VT Multi-Alternative Strategies Portfolio, which were previously included in a separate SAI; (3) to reflect the appointment of an independent Chairman of the Board; (4) to include information regarding the Portfolios’ securities lending agent and their securities lending activities during the past fiscal year; and (5) to remove the AXA/Pacific Global Small Cap Value Portfolio, the All Asset Aggressive – Alt 25 Portfolio, the All Asset Aggressive – Alt 50 Portfolio, and the All Asset Aggressive – Alt 75 Portfolio.

The Post-Effective Amendment also is being filed to include new exhibits and to make clarifying, updating and stylistic changes to the Trust’s Registration Statement.

Except for the changes described above, the form of the disclosure included in the Post-Effective Amendment in the Prospectuses and SAI does not differ significantly from the corresponding disclosure in the Prospectuses and SAI contained in the Trust’s currently effective Registration Statement and previously reviewed by the Staff in the following post-effective amendments to the Trust’s Registration Statement filed pursuant to Rule 485(a):

•	Post-Effective Amendment No. 127 to the Trust’s Registration Statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for Class IB and Class K shares of the AXA/AB Dynamic Aggressive Growth Portfolio, the AXA/JPMorgan Strategic Allocation Portfolio, and the 1290 VT Multi-Alternative Strategies Portfolio (Accession No. 0001193125-17-257399) (August 14, 2017).

•

Post-Effective Amendment No. 123 to the Trust’s Registration Statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for Class IA, Class IB and Class K shares (as applicable) of each series of the Trust except the AXA/AB Dynamic Aggressive Growth Portfolio, the AXA/JPMorgan Strategic Allocation Portfolio, and the

Page 3 January 26, 2018

1290 VT Multi-Alternative Strategies Portfolio (Accession No. 0001193125-17-025910) (January 31, 2017).

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing the Post-Effective Amendment.

The Prospectuses and SAI in the Post-Effective Amendment are marked to show changes from Post Effective Amendment No. 125 to the Trust’s Registration Statement which was filed with the SEC on April 28, 2017.

The Post-Effective Amendment is scheduled to become effective on March 27, 2018 pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. We would appreciate receiving any comments by March 12, 2018. The Trust would respond to any comments in a post-effective amendment filed pursuant to paragraph (b) of Rule 485 under the 1933 Act, which also would contain exhibits and information not included in the Post-Effective Amendment.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351 or my colleague, Fatima Sulaiman, at (202) 778-9082.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosure

cc:	Patricia Louie, Esq.

Anthony Geron, Esq.

Kiesha T. Astwood-Smith, Esq.

AXA Equitable Funds Management Group LLC

Fatima Sulaiman

K&L Gates LLP